Current liabilities	12 Months Ended
Dec. 31, 2020
Current liabilities
Current liabilities

7. Current liabilities

At December 31, 2020 and December 31, 2019, the other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.